SCHEDULE II - Condensed Financial Information of Registrant - Balance Sheets Additional (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Preferred stock, liquidation preference per share (in dollar per share)	$ 0.01	$ 0.01
Preferred stock, liquidation preference, value (in dollars per share)	$ 10	$ 10
Common stock, par or stated value per share (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares, issued (in shares)	111,730,209	117,914,754
Common stock, shares, outstanding (in shares)	111,730,209	117,914,754
Treasury stock, common, shares (in shares)	6,570,003	0